Basis of Presentation and Significant Accounting Policies - Schedule of Depreciation Estimated Useful Life (Details) (10K)	12 Months Ended
Dec. 31, 2016
Production Equipment [Member] | Minimum [Member]
Estimated useful life	3 years
Production Equipment [Member] | Maximum [Member]
Estimated useful life	7 years
Office Equipment [Member] | Minimum [Member]
Estimated useful life	2 years
Office Equipment [Member] | Maximum [Member]
Estimated useful life	5 years
Furniture And Fixtures [Member] | Minimum [Member]
Estimated useful life	2 years
Furniture And Fixtures [Member] | Maximum [Member]
Estimated useful life	5 years